RELATED PARTY TRANSACTIONS (Due From Affiliated Companies) - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 18, 2014	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Entertainment production costs, net		$ 33,396	$ 39,173
Crown's subsidiary [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Assigned share of short film and all related elements	50.00%
Entertainment production costs, net	$ 15,619